Information About Non-controlling Interests - Summary of consolidated statements of comprehensive income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	₩ 26,379,644	₩ 26,287,201	₩ 25,638,855
Profit (loss) for the year	406,669	972,182	1,385,635
Other comprehensive income(loss)	(90,195)	7,447	(2,194)
Total comprehensive income	316,474	979,629	1,383,441
KT Skylife Co., Ltd. [member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	1,026,644	1,034,342	1,038,468
Profit (loss) for the year	(156,033)	(109,407)	20,941
Other comprehensive income(loss)	(3,019)	(6,625)	13,544
Total comprehensive income	(159,052)	(116,032)	34,485
BC Card Co., Ltd. [member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	3,806,858	4,027,450	3,897,090
Profit (loss) for the year	141,149	76,545	148,341
Other comprehensive income(loss)	636	13,832	(5,286)
Total comprehensive income	141,785	90,377	143,055
KTIS Corporation [Member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	604,479	593,162	536,229
Profit (loss) for the year	11,862	13,922	15,917
Other comprehensive income(loss)	(4,172)	(3,162)	(2,415)
Total comprehensive income	7,690	10,760	13,502
KTCS Corporation [Member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	1,122,264	1,035,911	1,031,010
Profit (loss) for the year	6,814	15,804	17,634
Other comprehensive income(loss)	(133)	(2,550)	(134)
Total comprehensive income	6,681	13,254	17,500
Nasmedia, Co., Ltd. [Member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	143,639	147,934	153,211
Profit (loss) for the year	(3,884)	17,703	27,691
Other comprehensive income(loss)	898	(1,890)	(695)
Total comprehensive income	₩ (2,986)	₩ 15,813	₩ 26,996